Investment (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Short-term investments
Held-to-maturity investments	¥ 65,000	$ 9,990	¥ 144,580
Available for sale investments	95,345	14,655	154,594
Total short-term investments	160,345	24,645	299,174
Long-term investments
Held-to-maturity investments	205,500	31,585	134,500
Available-for-sale investments	432,977	66,547
Investments held by consolidated investment funds	49,029	7,536
Other long-term investments	300,760	46,226	212,420
Total long-term investments	988,266	151,894	346,920
Total investments	1,148,611	176,539	646,094
Fixed Income Products
Short-term investments
Held-to-maturity investments	65,000	9,990	144,580
Available for sale investments	95,345	14,655	154,594
Long-term investments
Held-to-maturity investments	205,500	31,585	134,500
Available-for-sale investments	138,897	21,348
Listed Equity Securities
Long-term investments
Available-for-sale investments	294,080	45,199
Private Equity Funds Products
Long-term investments
Other long-term investments	147,800	22,716	95,569
Other Investments
Long-term investments
Other long-term investments	¥ 152,960	$ 23,510	¥ 116,851